Deferred tax - Asset and liability (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax
Deferred tax assets	£ (1,740)	£ (1,803)
Deferred tax liability	583	662
Net deferred tax asset	£ (1,157)	£ (1,141)	£ (1,749)